Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail)	6 Months Ended
Jun. 30, 2018 USD ($)
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 23, 2006
Yauliyacu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	8.85
Yauliyacu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Yauliyacu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Yauliyacu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	May 10, 2018
San Dimas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Unit of Measurement Cash Payment	600
San Dimas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
San Dimas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 03, 2015
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	33.75%
Antamina [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Antamina [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Antamina [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	5.90
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Unit of Measurement Cash Payment	400
Constancia [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Constancia [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Stillwater [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	100.00%
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	4.50%
Stillwater [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Jun. 11, 2018
Voisey's Bay [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Voisey's Bay [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Voisey's Bay [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	42.40%
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 23, 2007
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	6.77
Stratoni [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Stratoni [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Stratoni [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 24, 2007
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Unit of Measurement Cash Payment	4.17
Penasquito [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Penasquito [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Penasquito [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 28, 2013
Salobo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%
Per Unit of Measurement Cash Payment	400
Salobo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Salobo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	20 years
Date of Original Contract	Feb. 28, 2013
Sudbury [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	70.00%
Per Unit of Measurement Cash Payment	400
Sudbury [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Sudbury [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	25 years
Date of Original Contract	Oct. 15, 2004
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	4.34
Los Filos [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Los Filos [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Los Filos [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 08, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	4.34
Zinkgruvan [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Zinkgruvan [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Zinkgruvan [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 20, 2008
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	4.18
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	322
Minto [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Minto [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	4.26
Neves-Corvo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Neves-Corvo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Neves-Corvo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	100.00%
Aljustrel [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Aljustrel [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Aljustrel [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 02, 2008
Keno Hill [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	25.00%
Keno Hill [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Keno Hill [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Keno Hill [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Sep. 08, 2009
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Unit of Measurement Cash Payment	3.90
Pascua-Lama [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Pascua-Lama [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Pascua-Lama [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Rosemont [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	3.90
Rosemont [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	450
Rosemont [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Rosemont [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
777 [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
777 [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	6.14
777 [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Unit of Measurement Cash Payment	416
777 [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
777 [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Per Unit of Measurement Cash Payment	3.90
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.00%
Per Unit of Measurement Cash Payment	400
Toroparu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Toroparu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Unit of Measurement Cash Payment	5.90
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Unit of Measurement Cash Payment	450
Cotabambas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Cotabambas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 12, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	100.00%
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	variable
Percentage of production to be purchased	100.00%
Kutcho [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Kutcho [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	12.50%
Per Unit of Measurement Cash Payment	4.00
Loma de La Plata [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Loma de La Plata [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%
Loma de La Plata [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment	n/a
Percentage of production to be purchased	0.00%